DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2013	2012
8.52% Term Loans due 2015	5,970	8,954
Less: current portion	(2,984)	(2,984)
	2,986	5,970

Schedule of Maturities of Long-term Debt	The outstanding debt as of December 31, 2013 is repayable as follows;

(in thousands of $)
Year ending December 31,
2014	2,984
2015	2,986
2016	—
2017	—
2018	—
Thereafter	—
Total debt	5,970